SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Offsetting Assets [Line Items]
Number of shares, Unvested				70,999
Weighted Average Grant Date Fair Value - Unvested				$ 5.60
Weighted average remaining contractual life					3 months	3 years 5 months 26 days
Aggregate intrinsic value				$ 2,537,156	$ 7,998,367
Number of shares, Granted	227,810	227,810
Weighted Average Grant Date Fair Value - Granted
Number of shares, Vested				(15,173)	(36,131)
Weighted Average Grant Date Fair Value - Vested				$ 5.25	$ 5.7
Number of shares, Forfeited				(24,449)	(25,568)
Weighted Average Grant Date Fair Value - Forfeited				$ 5.84	$ 6.0
Number of shares, Unvested			31,377	31,377	70,999
Weighted Average Grant Date Fair Value - Unvested			$ 5.50	$ 5.50	$ 5.60
Weighted average remaining contractual life					2 years 6 months 29 days
Aggregate intrinsic value					$ 2,537,156	$ 7,998,367
Equity Option [Member]
Offsetting Assets [Line Items]
Number of shares, Unvested				70,999	132,698
Weighted Average Grant Date Fair Value - Unvested				$ 5.6	$ 5.7
Number of shares, Unvested					70,999	132,698
Weighted Average Grant Date Fair Value - Unvested					$ 5.6	$ 5.7